Pomona Investment Fund	Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

Private Equity Investments (86.92%)(a)(b)	Geographic Region(c)	Acquisition Date	Fair Value
Direct Investments/Co-Investments (1.63%)
Blue Owl GP Stakes Nimbus Cayman (B) LP(f)(g)	North America	09/10/2021	$9,828,702
Blue Owl GP Stakes Nimbus U.S. (A) LLC(f)(g)	North America	09/10/2021	2,578,266
BSV Opportunities B, FCRE(d)(f)	Europe	12/16/2021	5,202,813
Investcorp Aspen Offshore Fund, L.P.(d)	Rest of World	07/01/2019	10,799,943
Roark Capital Partners II Sidecar LP(d)(f)	North America	10/18/2018	1,750,000
Total Direct Investments/Co-Investments			30,159,724

Primary Investments (4.28%)
ABS Capital Partners IX, L.P.(d)(f)(g)	North America	04/15/2024	522,790
Accel-KKR Capital Partners VII LP(d)(f)	North America	12/16/2022	(251,140)
Accel-KKR Growth Capital Partners IV LP(d)(f)	North America	12/17/2021	1,258,750
Apax XI USD L.P.(d)(f)(g)	Europe	10/19/2023	1,948,622
Berkshire Fund X-A, L.P.(f)(g)	North America	09/22/2020	11,028,603
Blue Owl GP Stakes V Offshore Investors LP(f)(g)	North America	09/20/2021	4,318,397
BPEA EQT Mid-Market Growth Partnership, SCSp(d)(f)(g)	Europe	06/07/2023	298,859
CB Offshore Equity Fund X, Limited Partnership(f)(g)	North America	11/20/2020	4,357,175
Clearlake Capital Partners VII (USTE), L.P.(d)(f)	North America	09/17/2021	3,661,048
Genstar Capital Partners X, L.P.(d)(f)(g)	North America	04/01/2021	5,190,936
Genstar Capital Partners XI, L.P.(f)(g)	North America	04/26/2023	669,360
Green Equity Investors Side IX, L.P.(d)(f)(g)	North America	03/01/2022	2,097,068
Hellman & Friedman Capital Partners IX (Parallel), L.P.(f)	North America	09/28/2018	3,019,011
Hellman & Friedman Capital Partners X (Parallel), L.P.(f)	North America	05/10/2021	4,649,523
Hellman & Friedman Capital Partners XI (Parallel), L.P.(d)(f)	North America	12/16/2022	-
HighVista Private Equity VIII (Offshore), L.P.(f)(g)	Europe	04/11/2019	3,502,230
Norwest Mezzanine Partners V-A, LP(d)(f)(g)	North America	09/30/2023	972,210
Roark Capital Partners V (TE) LP(f)	North America	04/30/2018	7,150,000
Roark Capital Partners VI (TE) LP(f)(g)	North America	01/28/2022	3,650,000
TA XIV-B, L.P.(f)(g)	North America	05/27/2021	4,881,918
TA XV-B, L.P.(d)(f)(g)	North America	04/27/2023	(87,412)
The Veritas Capital Fund VII, L.P.(d)(f)(g)	North America	10/10/2019	3,985,403
The Veritas Capital Fund VIII, L.P.(f)(g)	North America	03/16/2022	7,465,952
Thoma Bravo Explore Fund II-A, L.P.(d)(f)	North America	02/03/2022	-
Thoma Bravo Fund XV-A, L.P.(d)(f)	North America	02/03/2022	5,083,584
Vista Equity Partners Fund VIII-A, L.P.(f)(g)	North America	04/27/2022	1,183,652
Total Primary Investments			80,556,539

Seasoned Primary Investments (5.27%)
Aerospace, Transportation and Logistics Fund II LP(d)(f)(g)	North America	03/31/2019	3,139,544
Avista Healthcare Partners (Offshore) I, L.P.(f)	North America	12/01/2017	129,024
Gryphon Odin CV-A, L.P.(d)(f)	North America	09/05/2024	2,262,738
Gryphon Partners IV, L.P.(f)	North America	06/08/2016	3,406,149
Gryphon Partners VI-A, L.P.(d)(f)	North America	12/17/2021	7,804,271
Halifax Capital Partners V, L.P.(d)(f)(g)	North America	09/30/2023	780,000
Insight Partners (Cayman) XII Buyout Annex Fund, L.P.(d)(f)(g)	North America	10/26/2021	5,722,765
Ironsides Offshore Direct Investment Fund V, L.P.(d)(f)(g)	North America	12/31/2019	3,881,607
L Catterton IX, L.P.(f)	North America	03/09/2021	7,541,722
Merit Mezzanine Fund VI, L.P.(f)(g)	North America	03/02/2018	1,873,376
NB Credit Opportunities II Cayman Feeder LP(f)(g)	North America	06/30/2023	15,114,463
OceanSound Partners Fund, LP(d)(f)(g)	North America	01/31/2022	8,815,441
OceanSound SMX Rollover AIV, L.P.(d)(f)(g)	North America	03/26/2024	3,636,799
Providence Equity Partners IX-A S.C.Sp.(f)(g)	North America	10/05/2023	3,652,754
Sorenson Capital Partners IV-B, L.P.(d)(f)(g)	North America	01/11/2022	6,088,554

Private Equity Investments (86.92%)(a)(b) (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Seasoned Primary Investments (5.27%) (Continued)
Valeas Capital Partners Fund I-A LP(d)(f)(g)	North America	09/30/2024	$21,277,001
VSS Structured Capital Parallel III, L.P.(f)	North America	01/26/2018	2,659,970
Total Seasoned Primary Investments			97,786,178

Secondary Investments (75.68%)
A10 USD (Feeder) L.P.(d)(f)(g)	Europe	03/28/2024	1,137,123
A9 EUR (Feeder) L.P.(d)(f)(g)	Europe	10/19/2023	9,382,505
A9 USD (Feeder) L.P.(d)(f)(g)	Europe	10/19/2023	3,201,775
ABRY Partners IX, L.P.(d)(f)(g)	North America	03/28/2024	2,538,895
ABRY Senior Equity V, L.P.(f)(g)	North America	03/28/2024	1,885,670
ABS Capital Partners VII Offshore, L.P.(d)(f)(g)	North America	10/01/2023	3,199,306
ABS Capital Partners VII, L.P.(d)(f)(g)	North America	10/01/2023	8,231,117
Accel-KKR Capital Partners CV III, LP(d)(f)	North America	06/30/2021	6,816,791
Actis Energy 5 LP(f)(g)	Europe	06/30/2023	383,000
Advent International GPE VI-A Limited Partnership(d)(g)	North America	03/31/2021	130,089
Advent International GPE VII-B Limited Partnership(d)(f)(g)	North America	06/30/2015	376,797
Advent International GPE VIII-B-2 Limited Partnership(d)(g)	North America	03/31/2022	2,213,335
Advent International GPE VIII-C Limited Partnership(d)(g)	North America	12/31/2019	1,616,605
AEA EXC CF LP(d)(f)(g)	North America	08/12/2022	11,812,404
Alpha Private Equity Fund 7 (SCA) SICAR(d)(g)	Europe	06/28/2024	22,122,200
American Industrial Partners Fund IV, L.P.(f)(g)	North America	06/28/2024	1,078,380
American Securities Partners VI, L.P.(f)(g)	North America	03/31/2022	3,727,270
American Securities Partners VII, L.P.(d)(f)(g)	North America	12/30/2022	21,854,613
AP VIII Private Investors Offshore (USD), L.P.(d)(f)	Europe	06/30/2017	23,206
AP VIII Private Investors, LLC(d)(f)	Europe	06/28/2019	460,541
Apax Europe VI - A, L.P.(d)(f)	Europe	12/30/2016	133,951
Apax Europe VII - B, L.P.(d)(f)	Europe	03/31/2021	34,778
Apax IX USD L.P.(d)(f)(g)	Europe	10/19/2023	13,972,881
Apollo Investment Fund VI, L.P.(d)(f)	North America	12/31/2018	63,595
Archer Capital Trust 5B(d)(f)(g)	Rest of World	03/28/2024	227,279
Artiman Ventures III, L.P.(d)(f)(g)	North America	03/31/2021	732,957
Astorg Normec Fund(d)(f)(g)	Europe	09/24/2024	537,920
Astorg VI SLP(d)(f)(g)	Europe	03/31/2022	1,699,471
Astorg VII SLP(d)(f)(g)	Europe	03/31/2022	7,704,603
Atlas Capital Resources LP(f)(g)	North America	06/30/2021	229,748
Audax Mezzanine Fund III, L.P.(d)	North America	09/30/2016	636,841
Audax Private Equity Aspen CF, L.P.(d)	North America	03/24/2022	7,829,849
Audax Private Equity Fund III, L.P.(d)	North America	09/30/2015	125,987
Audax Private Equity Fund, L.P.(d)	North America	12/31/2018	1,638
Aurora Equity Partners V, L.P.(d)(f)(g)	North America	12/31/2024	2,379,021
Bain Capital Asia Fund II, L.P.(d)(f)(g)	North America	12/31/2019	1,126,997
Bain Capital Asia Fund III, L.P.(d)(f)(g)	North America	06/30/2023	3,564,734
Bain Capital Distressed and Special Situations 2013 (E), L.P.(d)(f)(g)	North America	06/30/2015	21,369
Bain Capital Empire Holdings, L.P.(d)(f)(g)	North America	09/21/2022	17,422,987
Bain Capital Europe Fund III, L.P.(d)(g)	North America	12/30/2016	104,201
Bain Capital Europe Fund V, SCSp(d)(f)(g)	North America	06/28/2024	1,813,412
Bain Capital Fund VII, L.P.(d)(g)	North America	12/29/2017	3,817,285
Bain Capital Fund X, L.P.(d)(f)(g)	North America	12/30/2015	3,510,095
Bain Capital Fund XI, L.P.(d)(f)(g)	North America	09/30/2024	2,702,109
Bain Capital Fund XII, L.P.(f)(g)	North America	03/28/2024	1,102,077

Private Equity Investments (86.92%)(a)(b) (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (75.68%) (Continued)
Bain Capital VII Coinvestment Fund, L.P.(d)(f)	North America	12/29/2017	$50,328
Barley (No.1) Limited Partnership(d)(f)	Europe	04/25/2024	148,393
BC Asia III Private Investors, L.P.(d)(f)(g)	North America	06/30/2020	1,837,115
BC Europe IV Private Investors, L.P.(f)(g)	North America	06/30/2020	641,795
BC European Capital IX-8 LP(f)	Europe	12/31/2020	643,619
BC European Capital X-2 LP(d)(f)(g)	Europe	03/28/2024	16,297,693
BC European Capital X-7 LP(d)(f)(g)	Europe	03/28/2024	1,249,490
BC Life Sciences Private Investors, L.P.(d)(f)	North America	06/30/2020	694,093
BC Partners XI GD - 2 LP(d)(f)(g)	Europe	03/28/2024	14,292,520
BC XI Private Investor, L.P.(d)(f)(g)	North America	04/10/2020	1,621,378
BC XII Private Investors, L.P.(f)	North America	04/10/2020	3,688,001
BCP V-S L.P.(d)(f)	North America	09/29/2017	(173)
Berkshire Fund IX, L.P.(f)(g)	North America	09/03/2021	16,171,228
Berkshire Fund VI, Limited Partnership(f)(g)	North America	12/31/2018	1,648,383
Berkshire Fund VII, L.P.(d)(f)(g)	North America	12/31/2018	580,585
Berkshire Fund VIII (IND), L.P.(f)(g)	North America	09/03/2021	2,400,979
Berkshire Fund X-A, L.P.(f)(g)	North America	03/28/2024	997,315
Blackstone Capital Partners V L.P.(d)(f)	North America	09/29/2017	3,080
Blackstone Capital Partners VII, L.P.(f)(g)	North America	03/28/2024	522,339
Blackstone Capital Partners VIII (Lux), SCSp(f)(g)	North America	03/28/2024	448,316
Blue Owl GP Stakes US Investors LP(f)(g)	North America	03/31/2022	1,243,924
Bowmark Capital Partners V, L.P.(d)(f)(g)	Europe	06/30/2023	1,160,746
BPEA Private Equity Fund VI, L.P.1(d)(f)(g)	Europe	06/30/2023	3,644,468
Brentwood Associates Private Equity V, L.P.(f)(g)	North America	12/29/2023	5,701,989
Bridgepoint Europe IV 'A' L.P.(f)(g)	Europe	03/28/2024	573,284
Bridgepoint Europe IV 'E' L.P.(f)(g)	Europe	03/31/2021	132,858
Bridgepoint Europe Portfolio IV LP(f)(g)	Europe	03/28/2024	353,556
Camden Partners Strategic Fund VI, L.P.(d)(f)(g)	North America	12/31/2024	3,366,552
Capvis Equity IV L.P.(d)(f)(g)	Europe	06/28/2024	5,625,942
Capvis Equity V L.P.(d)(f)(g)	Europe	06/28/2024	16,655,494
Carlyle Credit Opportunities Fund (Parallel), L.P.(f)(g)	North America	09/29/2023	1,584,678
Carlyle Europe Partners V - EU, S.C.Sp.(d)(f)(g)	Europe	03/28/2024	629,361
Carlyle Partners V, L.P.(d)(f)	North America	12/31/2019	49,847
Carlyle Partners VII, L.P.(f)(g)	North America	03/28/2024	19,687,479
Carlyle Partners VIII, L.P.(f)(g)	North America	09/30/2024	4,859,328
Carlyle US Equity Opportunity Fund II, L.P.(f)(g)	North America	06/30/2022	1,183,215
CB Offshore CF I, Limited Partnership(d)(f)(g)	North America	12/11/2024	5,165,561
CCP Climb LP(d)(f)(g)	Europe	05/03/2023	21,337,533
CCP Strider LP(d)(f)(g)	Europe	10/10/2022	20,302,233
CD&R Value Building Partners I, L.P.(g)	North America	12/02/2021	11,398,507
CDRF8 Private Investors, LLC(d)(f)	North America	06/30/2017	6,085
Centerbridge Seaport Acquisition Fund, L.P.(d)(f)(g)	North America	04/27/2022	10,700,000
Cerberus Institutional Partners, L.P. - Series Four(f)(g)	North America	12/30/2016	43,320
Charlesbank Equity Fund IX, Limited Partnership(f)(g)	North America	03/31/2022	3,902,283
Charlesbank Equity Fund VIII, Limited Partnership(f)(g)	North America	03/31/2022	4,518,140
Charlesbank Equity Fund X, LP(f)(g)	North America	09/30/2024	5,445,313
Charterhouse Capital Partners IX(d)(g)	Europe	12/31/2021	19,671
CHP III, L.P.(d)	North America	09/29/2017	40,408
CI Capital Investors III, L.P.(d)(f)(g)	North America	12/31/2019	29,841,435
Clayton, Dubilier & Rice Fund IX, L.P.(f)(g)	North America	06/30/2022	2,860,182
Clayton, Dubilier & Rice Fund X, L.P.(f)(g)	North America	03/28/2024	866,086
Clayton, Dubilier & Rice Fund XI, L.P.(f)(g)	North America	06/30/2022	3,315,756
Clearlake Capital Partners III, L.P.(d)(f)(g)	North America	09/30/2022	287,878

Private Equity Investments (86.92%)(a)(b) (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (75.68%) (Continued)
Clearlake Capital Partners IV, L.P.(d)(f)(g)	North America	12/31/2019	$2,225,357
Clearlake Capital Partners V (Offshore), L.P.(f)(g)	North America	12/30/2022	528,446
Clearlake Capital Partners V, L.P.(f)(g)	North America	09/30/2022	20,178,604
Clearlake Capital Partners VI, L.P.(d)(f)(g)	North America	09/30/2022	2,278,315
Clearlake Opportunities Partners (P-Offshore), L.P.(d)(f)	North America	12/31/2019	766,933
Coller International Partners VI, L.P.(d)(f)(g)	Europe	12/31/2021	150,981
Comvest Capital II International (Cayman), L.P.(d)(f)(g)	North America	06/29/2018	42,627
Comvest Capital III International (Cayman), L.P.(d)(f)(g)	North America	06/29/2018	225,798
Corsair IV Financial Services Capital Partners, L.P.(d)(f)(g)	North America	12/31/2024	3,072,574
Corsair V Financial Services Capital Partners, L.P.(d)(f)(g)	North America	12/31/2024	2,721,495
Court Square Capital Partners (Offshore) III, L.P.(f)	North America	12/31/2020	620,268
Crestview Partners II, L.P.(f)(g)	North America	09/30/2024	804,718
CVC Capital Partners VI (A) L.P.(d)(f)(g)	Europe	12/29/2023	3,374,423
CVC Capital Partners VI (B) L.P.(d)(f)(g)	Europe	12/30/2022	11,388,340
CVC Capital Partners VII (A) L.P.(f)(g)	Europe	08/15/2022	3,262,454
CVC European Equity Partners V (A) L.P.(d)(f)(g)	Europe	12/30/2022	200,001
CVC European Equity Partners V (C) L.P.(d)(f)(g)	Europe	03/31/2023	222,504
DCM V, L.P.(d)	North America	06/30/2015	26,338
DCM VI, L.P.(d)(f)	North America	06/30/2015	199,300
Endless Fund IV A LP(f)(g)	Europe	06/28/2024	3,420,926
EQT IX (No.2) EUR SCSp(d)(f)(g)	Europe	03/28/2024	1,707,232
EQT VII (No.1) Limited Partnership(d)(f)	Europe	12/31/2020	678,838
EQT VIII (No.1) SCSp(d)(f)	Europe	12/31/2020	1,397,781
EQT VIII (No.2) SCSp(d)(f)(g)	Europe	03/28/2024	1,234,430
Equistone Partners Europe Fund IV “E” L.P.(f)(g)	Europe	12/31/2021	163,577
Fifth Cinven Fund (No.3) Limited Partnership(d)	Europe	12/31/2021	1,955,277
Five Arrows Florence Continuation Fund SCSp(d)(f)(g)	Europe	05/05/2022	10,558,396
Francisco Partners II, L.P.(d)(f)	North America	12/31/2018	3,305
Frontenac XI Private Capital (M) Limited Partnership(d)(f)(g)	North America	07/24/2023	5,685,119
FSN Capital IV L.P.(d)(f)	Europe	12/31/2019	26,282
General Atlantic Investment Partners 2013, L.P.(f)(g)	North America	12/31/2019	1,814,580
Genstar Capital Partners V, L.P.(d)(f)(g)	North America	03/31/2022	16,500
Genstar Capital Partners VI, L.P.(d)(f)(g)	North America	03/31/2022	271,854
Genstar Capital Partners VII (EU), L.P.(d)(f)(g)	North America	12/31/2020	734,607
Genstar Capital Partners VII, L.P.(d)(f)(g)	North America	03/31/2022	6,398,374
Genstar Capital Partners VIII BL (EU), L.P.(d)(f)(g)	North America	12/31/2020	2,573,848
Genstar VIII Opportunities Fund I (EU), L.P.(d)(f)(g)	North America	12/31/2020	1,514,049
Great Hill Equity Partners IV, L.P.(d)(g)	North America	06/28/2024	1,396,420
Green Equity Investors CF II, L.P.(d)(g)	North America	11/30/2021	1,893,327
Green Equity Investors CF, L.P.(d)(f)(g)	North America	04/26/2021	2,583,219
Green Equity Investors Side VI, L.P.(d)(f)(g)	North America	06/30/2021	4,798,811
Green Equity Investors V, L.P.(d)(f)(g)	North America	09/29/2017	13,684
Green Equity Investors VI, L.P.(d)(f)(g)	North America	09/30/2022	3,826,893
Green Equity Investors VII, L.P.(f)(g)	North America	03/28/2024	712,757
Green Equity Investors VIII, L.P.(d)(f)(g)	North America	03/28/2024	1,400,795
Gridiron Capital Fund II, L.P.(d)(f)(g)	North America	12/31/2019	605,234
Gridiron Energy Feeder I, L.P.(f)	North America	05/10/2017	3,186,896
Gryphon Co-Invest Fund IV, L.P.(f)	North America	12/31/2020	166,683
Gryphon Heritage Partners, L.P.(d)(f)(g)	North America	03/28/2024	3,691,585
Gryphon Mezzanine Partners II, L.P.(f)(g)	North America	12/30/2022	14,003,586
Gryphon Mezzanine Partners, L.P.(f)(g)	North America	12/30/2022	1,486,308
Gryphon Odin CV, L.P.(d)(f)(g)	North America	09/05/2024	5,315,292
Gryphon Partners 3.5, L.P.(d)(f)	North America	12/31/2020	24,388

Private Equity Investments (86.92%)(a)(b) (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (75.68%) (Continued)
Gryphon Partners IV, L.P.(f)(g)	North America	12/31/2020	$9,780,889
Gryphon Partners V, L.P.(f)(g)	North America	03/28/2024	21,700,088
Gryphon Partners V-A, L.P.(f)	North America	12/31/2020	2,495,227
Gryphon Partners VI, L.P.(d)(f)(g)	North America	03/28/2024	18,080,804
GS Capital Partners VI Parallel, L.P.(d)(f)	North America	12/31/2019	15,077
GSO Capital Opportunities Overseas Fund L.P.(d)(f)	North America	12/30/2015	64,281
GSO Private Investors Offshore II, L.P.(d)(f)	North America	06/30/2017	41,683
H&F Arrow 2, L.P.(d)	North America	08/28/2020	2,977,367
H&F Clyde 2, L.P.(d)	North America	02/16/2024	2,007,291
H&F Executives IX, L.P.(f)	North America	09/30/2020	3,770,203
H&F Executives VIII, L.P.(f)	North America	09/30/2020	2,877,767
H.I.G. Advantage Buyout Fund, L.P.(f)(g)	North America	06/28/2024	21,302,469
H.I.G. Bayside Debt & LBO Fund II, L.P.(d)(f)(g)	North America	12/31/2018	977,345
H.I.G. Capital Partners IV, L.P.(d)	North America	12/31/2018	168,566
H.I.G. Capital Partners V, L.P.(f)(g)	North America	06/30/2023	4,361,526
H.I.G. Growth Buyouts & Equity Fund II, L.P.(g)	North America	06/28/2024	2,625,515
Halifax Capital Partners IV, L.P.(f)(g)	North America	03/31/2022	12,300,000
Hamilton Lane-Carpenters Partnership Fund IV L.P.(f)(g)	North America	03/31/2022	14,052,843
Hamilton Lane-Carpenters Partnership Fund V L.P.(d)(f)(g)	North America	03/31/2022	8,565,095
Harvest Partners Structured Capital Fund II, L.P.(f)(g)	North America	12/30/2022	30,048,301
Harvest Partners Structured Capital Fund III, L.P.(f)(g)	North America	12/30/2022	18,095,559
Harvest Partners Structured Capital Fund, L.P.(f)(g)	North America	12/30/2022	6,545,019
HCI Equity Partners EV I, L.P.(d)(f)(g)	North America	09/09/2024	1,288,195
HCI Equity Partners IV, L.P.(f)(g)	North America	03/28/2024	1,034,266
Heartwood Partners II, LP(d)(f)(g)	North America	12/31/2024	2,111,881
Hellman & Friedman Capital Partners VII (Parallel), L.P.(f)	North America	06/28/2019	463,040
Hellman & Friedman Capital Partners VII, L.P.(f)(g)	North America	06/30/2021	644,785
HFCP VII (Parallel-A), L.P.(f)	North America	09/30/2021	165,067
Hg Genesis 7 C L.P.(f)(g)	Europe	03/31/2023	507,898
Hg Genesis 7 E L.P.(f)(g)	Europe	06/30/2023	737,858
Hildred Perennial Partners I, LP(d)(f)(g)	North America	11/22/2023	32,910,040
HPE Continuation Fund I C.V.(d)(f)(g)	Europe	05/27/2021	3,742,484
Icon Partners II, L.P.(d)(f)	North America	03/27/2021	267,544
Icon Partners III, L.P.(d)(f)(g)	North America	04/13/2021	5,254
Insight Equity I LP(d)(f)	North America	12/31/2018	(903)
Insight Equity II LP(d)(f)(g)	North America	12/31/2018	1,191,910
Insight Partners Continuation Fund (Cayman), L.P.(d)(f)(g)	North America	12/31/2024	6,946,692
Insight Partners Continuation Fund, L.P.(d)(f)(g)	North America	08/14/2019	11,267,461
Insight Venture Partners (Cayman) IX, L.P.(f)(g)	North America	09/30/2019	1,815,098
Insight Venture Partners (Cayman) VIII, L.P.(f)(g)	North America	09/30/2019	1,852,461
Insight Venture Partners (Cayman) X, L.P.(d)(f)(g)	North America	03/28/2024	4,734,412
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P.(f)(g)	North America	09/30/2019	240,845
Insight Venture Partners Coinvestment Fund II, L.P.(d)(g)	North America	06/30/2015	919,688
Insight Venture Partners Coinvestment Fund III, L.P.(f)(g)	North America	06/30/2015	119,346
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.(f)(g)	North America	09/30/2019	648,722
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(f)(g)	North America	09/30/2019	41,552
Insight Venture Partners IX, L.P.(f)(g)	North America	09/30/2019	47,232
Insight Venture Partners VII, L.P.(d)(f)(g)	North America	06/30/2015	1,753,436
Insight Venture Partners VIII (Co-Investors), L.P.(f)(g)	North America	12/31/2019	222,476
Insight Venture Partners VIII, L.P.(f)(g)	North America	06/30/2015	2,817,923
Kelso Investment Associates IX, L.P.(d)(f)(g)	North America	03/31/2022	1,961,433
Kelso Investment Associates VIII, L.P.(d)(f)(g)	North America	09/29/2017	39,942
KKR Americas Fund XII L.P.(f)(g)	North America	03/31/2021	4,687,368

Private Equity Investments (86.92%)(a)(b) (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (75.68%) (Continued)
KKR Asian Fund II TE Blocker L.P.(d)(g)	Rest of World	12/31/2024	$1,448,545
KKR European Fund V (USD) SCSp(f)(g)	Europe	03/28/2024	967,502
KKR North America Fund XI L.P.(f)(g)	North America	12/31/2021	4,533,659
Lee Equity Partners Fund II, L.P.(d)(f)(g)	North America	03/28/2024	4,158,689
Lightspeed Venture Partners IX, L.P.(d)(g)	North America	12/31/2020	3,627,265
Lion/Simba Investors, L.P.(f)	Europe	12/21/2020	2,796,216
Littlejohn Fund IV, L.P.(f)(g)	North America	12/30/2015	192,344
Littlejohn Fund V, L.P.(f)(g)	North America	12/29/2023	12,086,540
Lovell Minnick Equity Partners III LP(d)(f)	North America	06/30/2021	310,975
Madison Dearborn Capital Partners VI-C, L.P.(d)(f)(g)	North America	03/31/2021	2,216
Madison Dearborn Capital Partners VIII-A, L.P.(f)(g)	North America	03/28/2024	2,004,362
Madison Dearborn Capital Partners VII(f)(g)	North America	03/31/2022	6,197,472
Marlin Equity III, L.P.(d)(f)	North America	06/30/2021	35,437
MDCP Insurance SPV, L.P.(f)(g)	North America	05/09/2023	2,890,551
Mid Europa Fund V LP(d)(f)(g)	Europe	03/28/2024	618,313
Montagu+ SCSp(f)(g)	Europe	11/10/2021	13,730,038
Montreux Equity Partners IV, L.P.(d)	North America	09/29/2017	43,629
MPE Partners II, L.P.(d)(f)(g)	North America	06/30/2019	1,695,710
Nautic Partners VI-A, L.P.(d)(f)	North America	12/31/2019	5,356
NB SPV, L.P.(d)(g)	North America	08/27/2021	5,503,141
New Capital Partners Private Equity Fund II, L.P.(d)(f)(g)	North America	09/30/2024	2,191,767
New Enterprise Associates 12, Limited Partnership(d)(f)	North America	09/29/2017	14,193
New Mountain Partners III, L.P.(d)(f)(g)	North America	09/29/2017	91,557
New Mountain Partners IV, L.P.(f)(g)	North America	03/31/2023	1,055,734
New Mountain Partners V, L.P.(f)(g)	North America	03/31/2023	4,674,636
NewView Capital Fund I, L.P.(d)(f)	North America	10/31/2018	4,711,916
North Bridge Growth Equity II, L.P.(g)	North America	12/31/2020	5,514,865
Norwest Mezzanine Partners III, LP(d)(f)(g)	North America	09/29/2023	1,293,576
Norwest Mezzanine Partners IV(f)(g)	North America	09/29/2023	46,033,777
Oak Investment Partners XII, Limited Partnership(d)	North America	03/29/2019	1,210
Oaktree Opportunities Fund IX (Cayman), L.P.(g)	North America	12/31/2021	1,511,882
Oaktree Opportunities Fund VIII (Cayman) Ltd.(d)(g)	North America	12/31/2021	4,730
Oaktree Private Investment Fund 2010, L.P.(f)	North America	06/30/2015	18,238
Odyssey Investment Partners Fund V, LP(f)(g)	North America	06/30/2023	3,450,758
OEP VI Feeder (Cayman), L.P.(d)(f)(g)	North America	12/31/2024	4,655,436
Onex Partners IV LP(f)(g)	North America	03/28/2024	2,387,179
PA Middle Market Fund, LP(d)(f)(g)	North America	12/31/2024	53,597,221
PAI Strategic Partnerships SCSp(d)(f)(g)	Europe	03/28/2024	22,515,704
Paladin III (HR), L.P.(f)	North America	09/29/2017	98,404
Pamlico Capital III Continuation Fund, L.P.(d)(f)(g)	North America	01/27/2023	11,296,483
Parthenon Investors III, L.P.(d)(f)(g)	North America	12/31/2018	985,142
Pegasus WSJLL Fund, L.P.(d)(f)(g)	North America	12/13/2021	10,160,494
PEP VIII Antares Co-Investment L.P.(d)(g)	North America	03/28/2024	9,479,189
Permira IV Feeder L.P.(f)(g)	Europe	04/23/2020	8,956,082
Platinum Equity Capital Partners II(d)(f)	North America	09/29/2017	42,022
PRO SPV, LP(d)(g)	North America	08/27/2021	3,477,661
Providence Equity Partners (Unity) S.C.SP.(d)(f)(g)	Europe	05/31/2024	1,647,331
Providence Equity Partners VI L.P.(d)(f)(g)	North America	12/30/2016	75,774
Providence Equity Partners VII L.P.(d)(f)(g)	North America	09/29/2017	3,348,976
Providence Equity Partners VII-A L.P.(d)(f)(g)	North America	09/29/2023	9,586,741
Providence Equity Partners VIII L.P.(f)(g)	North America	03/28/2024	15,590,121
PT2-A, L.P.(f)(g)	North America	12/16/2021	9,027,761

Private Equity Investments (86.92%)(a)(b) (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (75.68%) (Continued)
PTEV-A, L.P.(f)(g)	North America	12/30/2021	$5,079,397
RC III CKE LLC(g)	North America	06/30/2023	5,050,000
RCF V Annex Fund L.P.(d)(f)(g)	Rest of World	06/30/2021	2,084
Resource Capital Fund V L.P.(d)(f)(g)	Rest of World	06/30/2021	70,683
Roark Capital Partners CF LP(f)(g)	North America	05/11/2022	8,850,000
Roark Capital Partners CF RI LP(f)	North America	08/26/2022	950,000
Roark Capital Partners II LP(f)	North America	06/29/2018	175,000
Roark Capital Partners III LP(f)(g)	North America	06/29/2018	13,900,000
Roark Capital Partners IV LP(f)(g)	North America	06/29/2018	30,900,000
Roark Capital Partners V (T) LP(f)(g)	North America	12/29/2023	4,750,000
Samson Brunello 1, L.P.(d)(g)	North America	06/28/2024	715,430
Samson Brunello 2, L.P.(d)	North America	02/19/2021	2,016,541
Samson Hockey 2, L.P.(d)	North America	12/23/2020	1,808,308
Samson Shield 1, L.P.(d)(g)	North America	06/28/2024	995,807
Samson Shield 2, L.P.(d)	North America	12/23/2020	5,309,283
Saw Mill Capital Partners, L.P.(d)(f)	North America	09/29/2017	44,276
Seidler Equity Partners IV, L.P.(f)	North America	06/30/2021	1,015,645
Silver Lake Partners III, L.P.(f)	North America	12/31/2018	121,705
Silver Lake Partners V, L.P.(f)(g)	North America	06/30/2020	2,308,904
Sixth Cinven Fund (No. 2) Limited Partnership(f)	Europe	12/30/2022	1,119,322
Sixth Cinven Fund (No. 4) Limited Partnership(f)	Europe	06/30/2019	1,484,256
Sixth Street Opportunities Partners III (B), L.P.(f)	North America	06/30/2015	16,207
SL SPV-2, L.P.	North America	02/14/2019	723,735
Sorenson Capital Partners III, L.P.(d)(f)(g)	North America	12/31/2021	14,844,680
Sterling Capital Partners IV, L.P.(d)(f)(g)	North America	12/31/2021	428,185
Summit Partners Growth Equity Fund VIII-B, L.P.(d)(f)(g)	North America	12/31/2021	360,302
Summit Partners Private Equity Fund VII-A, L.P.(d)(g)	North America	12/31/2018	177,954
Sun Capital Partners IV, LP(d)	North America	12/31/2018	68,332
Sun Capital Partners V, L.P.(d)(g)	North America	12/31/2018	78,502
SunTx Capital Partners II, L.P.(d)	North America	12/31/2019	3,751,760
TA Atlantic and Pacific VI L.P.(d)(f)	North America	03/31/2021	29,992
TA XI, L.P.(f)(g)	North America	09/30/2024	319,774
TA XII-A, L.P.(d)(g)	North America	09/30/2024	4,411,731
Tennenbaum Opportunities Fund V, LLC(d)	North America	09/29/2017	15,518
The Resolute III Continuation Fund, L.P.(d)(f)(g)	North America	09/27/2024	26,247,678
The Veritas Capital Fund V, L.P.(f)(g)	North America	06/30/2019	5,898,115
The Veritas Capital Fund VI, L.P.(f)(g)	North America	03/31/2022	4,629,390
Thoma Bravo Fund XII, L.P.(f)(g)	North America	09/30/2024	6,486,588
Thomas H. Lee Equity Fund VII, L.P.(d)(f)(g)	North America	03/28/2024	349,737
Thomas H. Lee Equity Fund VIII, L.P.(d)(f)(g)	North America	03/28/2024	566,744
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.(d)(f)	North America	06/29/2018	1,706,220
TowerBrook Investors III, L.P.(d)(f)(g)	North America	12/31/2019	15,181
TPF II-A, LP(d)(f)	North America	12/31/2019	10,676
TPG Asia VI, L.P.(d)(f)(g)	North America	03/28/2024	4,362,932
TPG Growth III (A), L.P.(f)(g)	North America	12/31/2019	1,989,497
TPG Partners VI, L.P.(f)(g)	North America	09/29/2017	148,446
TPG Partners VII, L.P.(f)(g)	North America	03/28/2024	1,074,369
TPG Partners VIII, L.P.(f)(g)	North America	03/28/2024	3,309,038
Trident VI, L.P.(f)(g)	North America	06/30/2023	3,478,356
Trinity Ventures 2024, L.P.(d)(f)(g)	North America	12/20/2024	6,387,807
Triton Fund III L.P.(d)(f)(g)	Europe	03/31/2021	150
Triton Fund IV L.P.(d)(f)(g)	Europe	06/30/2023	30,871,024

Private Equity Investments (86.92%)(a)(b) (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (75.68%) (Continued)
Verdane Capital IX AB(d)(f)(g)	Europe	12/31/2024	$1,420,238
Vista Equity Partners Fund V, L.P.(d)(f)(g)	North America	09/30/2018	13,861,743
Vista Equity Partners Fund VI, L.P.(d)(f)(g)	North America	03/28/2024	1,062,085
Vista Equity Partners Fund VII, L.P.(d)(f)(g)	North America	03/28/2024	866,777
Warburg Pincus Global Growth, L.P.(d)(f)(g)	North America	06/30/2022	8,172,983
Warburg Pincus Private Equity XI, L.P.(g)	North America	12/31/2021	4,085,036
Warburg Pincus Private Equity XI-B, L.P.(g)	North America	03/31/2022	2,344,128
Warburg Pincus Private Equity XII, L.P.(d)(f)(g)	North America	06/30/2022	6,442,332
Warburg Pincus Private Equity XII-B, L.P.(d)(g)	North America	03/31/2022	3,686,554
WCAS XIII, L.P.(d)(f)(g)	North America	03/28/2024	549,533
Webster Equity Partners Bristol CF, L.P.(d)(f)(g)	North America	10/15/2021	11,188,612
Wind Point Partners AAV, L.P.(d)(f)(g)	North America	06/29/2021	406,052
Wind Point Partners VII-B, L.P.(d)(f)	North America	09/29/2017	124,540
WP AUSA, L.P.(d)(f)(g)	North America	07/22/2019	9,504,287
ZMC II, L.P.(f)(g)	North America	09/30/2024	69,346
Total Secondary Investments			1,403,269,673

Total Private Equity Investments (Cost $1,435,627,804)			$1,611,772,114

Short-Term Investments (14.02%)	Fair Value
Money Market Funds (14.02%)
Fidelity Government Portfolio, Class I, 4.30%(e)	258,094,061
JPMorgan US Government Money Market Fund, 4.20%(e)	1,850,069

Total Money Market Funds	259,944,130

Total Short-Term Investments (Cost $259,944,130)	$259,944,130

Total Investments (100.95%) (Cost $1,695,571,934)	$1,871,716,244

Liabilities in Excess of Other Assets (-0.95%)	(17,475,084)
Net Assets (100.00%)	$1,854,241,160

Open Foreign Currency Forward Contracts

Settlement Date	Counterparty	Buy	Sell	Unrealized Appreciation (Depreciation)
3/31/2025	Lloyds Bank plc	$171,067,435	€163,100,000	$1,469,754

Total Foreign Currency Forward Contracts				$1,469,754

(a)	Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of December 31, 2024 was $1,435,627,804 and $1,611,772,114, respectively. The total fair value as a percentage of net assets of Private Equity investments that are restricted securities is 86.92%.

(b)	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. The information regarding the Private Equity Investments, as listed in the Consolidated Schedule of Investments above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates. As of December 31, 2024, the aggregate cost of each investment restricted to resale was: $3,435,142, $4,835,599, $8,888,341, $4,036,593, $928,355, $594,884, $0, $1,258,750, $1,891,242, $9,932,078, $5,423,011, $293,521, $3,200,457, $3,323,292, $4,746,589, $610,660, $1,825,406, $1,946,148, $3,907,753, $0, $2,352,754, $1,063,444, $4,484,159, $2,506,842, $4,822,700, $0, $2,867,128, $6,228,419, $0, $3,916,978, $1,016,869, $2,071,138, $311,266, $1,744,335, $2,509,776, $7,820,551, $476,439, $4,525,000, $2,464,325, $6,486,233, $2,090,476, $13,322,215, $6,192,962, $2,267,868, $3,406,223, $5,626,235, $13,512,585, $2,966,546, $743,871, $9,094,386, $3,259,687, $1,995,777, $1,525,373, $2,102,013, $5,401,549, $3,819,853, $429,941, $41,815, $1,645,522, $2,506,935, $1,343,887, $12,090,582, $21,760,019, $1,115,054, $3,774,055, $25,908,305, $155,272, $1,755,711, $418,681, $20,004, $14,200,369, $207,218, $654,329, $547,290, $583,596, $3,206,778, $5,527,505, $1,197,510, $1,466,080, $7,370,000, $2,308,026, $2,154, $1,609,904, $1,628,666, $2,394,067, $0, $16,967,972, $963,529, $1,506,367, $5,488,774, $5,502,652, $1,833,286, $821,097, $49,422, $170,194, $131,410, $584,839, $1,407,235, $14,228,283, $1,093,993, $194,664, $11,463,709, $931,750, $1,504,442, $47,896, $11,994,196, $4,980,669, $1,215,917, $6,082,203, $728,656, $445,286, $413,704, $375,402, $1,292,965, $1,067,849, $4,647,854, $4,277,896, $632,162, $75,509, $401,036, $1,043,775, $5,525,503, $16,541,228, $1,246,597, $755,440, $53,331, $17,632,960, $4,308,874, $1,358,340, $3,443,707, $17,477,759, $15,545,080, $9,662,927, $229,064, $9,147,866, $705,196, $2,391,152, $3,636,463, $4,099,696, $0, $215,716, $19,375,024, $4,242,963, $658,163, $2,809,263, $192,191, $2,496,333, $484,683, $22,126,440, $2,108,640, $697,565, $318,530, $151,461, $1,611,792, $2,350,033, $2,097,863, $661,308, $750,806, $3,178,531, $11,982,596, $2,563,944, $212,127, $235,566, $1,177,767, $1,582,190, $4,427,157, $1,212,705, $816,078, $1,179,827, $895,049, $470,467, $2,369,386, $8,320,375, $112,071, $4,342,764, $127,519, $1,911,778, $212,384, $1,320,689, $740,625, $5,736,111, $1,496,022, $1,041,320, $1,429,956, $1,185,423, $3,369,690, $3,635,877, $3,144,333, $2,774,938, $698,189, $897,171, $1,889,628, $1,331,777, $294,786, $3,601,043, $12,606,052, $1,452,332, $4,069,707, $163,282, $9,800,185, $18,437,405, $2,126,415, $16,768,258, $16,951, $261,086, $203,075, $1,234,810, $1,736,074, $2,354,242, $1,495,976, $18,722,990, $893,122, $1,701,384, $5,469,426, $2,203,475, $9,925,098, $12,711,950, $6,913,880, $23,062,591, $14,916,522, $10,828,177, $1,154,353, $1,984,266, $2,427,211, $7,713,928, $763,530, $913,751, $475,927, $791,017, $22,833,984, $3,486,120, $184,439, $3,917,088, $157,636, $1,819,324, $5,734,039, $6,801,177, $1,399,020, $1,281,697, $2,872,534, $293,756, $560,617, $118,917, $648,326, $40,607, $35,695, $1,612,660, $161,077, $2,024,605, $1,233,926, $629,587, $3,684,677, $1,351,294, $859,076, $3,610,607, $7,518,983, $2,044,046, $935,176, $1,734,234, $8,149,670, $777,423, $193,609, $1,501,530, $6,001,238, $29,533, $2,004,944, $398,775, $7,812,257, $339,516, $3,447, $25,903, $5,000,000, $1,967,629, $88,504, $1,040,174, $1,264,276, $3,941,594, $3,341,687, $7,600,706, $1,503,044, $30,114,138, $166,027, $431,619, $837, $45,196, $4,456,472, $3,826,079, $2,371,946, $45,870,930, $20,971,596, $15,536, $7,695,962, $512,940, $8,734,633, $9,157,861, $4,060,099, $269,249, $6,474,456, $960,196, $3,459,400, $4,472,965, $12,685,269, $12,523,534, $6,414,863, $4,285,377, $3,260,872, $2,137, $14,852, $5,550,296, $477,212, $783,059, $12,783,090, $24,197,026, $4,073,725, $551,380, $889,789, $904,194, $606,843, $4,009,934, $558,675, $2,036,010, $887,763, $1,749,885, $1,057,315, $1,013,156, $20,436, $324,904, $14,609,693, $956,950, $784,809, $495,237, $243,191, $471,830, $939,635, $20,352, $176,515, $3,503,988, $113,418, $23,425,366, $15,648,066, $13,353,626, $5,548,706, $198,440, $459,308, $2,115,985, $267,492, $21,751, $3,860,521, $2,058,829, $1,469,757, $726,372, $1,585,586, $4,262,529, $4,581,132, $195,019, $18,610,684, $1,288,655, $11,987,291, $722,138, $404,903, $4,870,594, $4,016,397, $2,894,762, $6,215,725, $5,206,976, $358,541, $9,391,147, $942,786, $473,866, $4,976,500 and $1,036,692, respectively, totaling, $1,435,627,804.
(c)	In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates.

(d)	Non-income producing security.

(e)	The rate shown is the annualized 7-day yield as of December 31, 2024.
(f)	For the identified investments, the Fund has committed capital but the investment has not been fully funded as of December 31, 2024.

(g)	All or a portion of these assets are held by Pomona Investment Fund LLC, a wholly-owned subsidiary of the Fund, and are indirectly pledged as collateral in connection with the Fund’s revolving credit agreement.

The information regarding the Private Equity Investments, as presented above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.

1. ORGANIZATION

Pomona Investment Fund (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The Fund seeks long-term capital appreciation by investing principally in private equity investments (“Private Equity Investments”). On August 3, 2017, in connection with the Fund’s revolving credit agreement, Pomona Investment Fund LLC was organized as a Delaware limited liability company and is a wholly owned subsidiary of the Fund.

The Fund’s Private Equity Investments will predominantly consist of secondary and primary investments in private equity and other private asset funds (“Investment Funds”) and, to a lesser degree, direct investments in operating companies. Co-investments refer to direct investments in an operating company by the Fund alongside other investors, often one or more Investment Funds. Primary investments refer to investments in newly established private equity funds, typically sponsored by investment managers with an established investment track record. Seasoned primary investments, or seasoned primaries, refer to primary investments made after an Investment Fund has already invested a certain percentage of its capital commitments. Secondary investments refer to investments in existing Investment Funds that are typically acquired in privately negotiated transactions.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund follows the provisions of Fair Value Measurement set forth in ASC 820-10, “Fair Value Measurements and Disclosures” (“ASC 820-10”). The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Adviser is designated as the Valuation Designee (the “Valuation Designee”) for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

The Board receives valuation reports from the Valuation Designee quarterly, annually and promptly (as necessary in accordance with Rule 2a-5) and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity Investments that the Fund makes normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity Investments are estimates and are determined by the Valuation Designee in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity Investment. The Fund uses NAV as a practical expedient to determine the fair value of its investments in Private Equity Investments. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the NAV of that Private Equity Investment reported by its investment manager. If the Valuation Designee determines that the most recent NAV reported by the investment manager of a Private Equity Investment does not represent the fair value or if the investment manager of a Private Equity Investment fails to report a NAV to the Fund, a fair value determination is made by the Valuation Designee in accordance with the Valuation Procedures. This may include adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Fund values its portfolio, including capital activity and events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain Direct Investments/Co-Investments, the Valuation Designee will review and value such investments using one or more of the following types of analyses:

●	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.

●	Discounted cash flow analysis, including a terminal value or exit multiple.
●	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.

●	Valuations implied by third-party investment in similar assets or issuers.

Cash

The Fund holds cash at UMB Bank N.A. (the “Custodian”) and JPMorgan Chase Bank, N.A. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Short-term Investments

Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

Realized Gain/(Loss) on Investments, Interest Income, and Dividend Income

The Fund accounts for realized gains and losses, interest income, and dividend income on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager.

Other Income from Private Equity Investments

The Fund accounts for other income on distributions received from Private Equity Investments based on the nature of such distributions as determined by the underlying investment fund managers.

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Foreign Currency Forward Contracts

The Fund may enter into foreign currency forward contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All foreign currency forward contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency forward contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The inherent risks associated with foreign currency forward contracts are the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the nine months ended December 31, 2024, the Fund entered into three short foreign currency forward contracts. The Fund had $8,137,900 in net realized gains/(losses) and $1,469,754 change in net unrealized appreciation/(depreciation) on foreign currency forward contracts. The outstanding foreign currency forward contract amounts at December 31, 2024, listed in the schedule of investments, are representative of contract amounts during the period.

3. FAIR VALUE DISCLOSURES

In accordance with ASC 820, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1 – Unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 – Significant unobservable inputs

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The Fund values equity securities that are traded on a national securities exchange at their last reported sales price. To the extent that equity securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of December 31, 2024:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Money Market Funds	$259,944,130	$–	$–	$259,944,130
Total Investments in Securities	$259,944,130	$–	$–	$259,944,130
Other Investments – Assets*
Foreign Currency Forward Contract	$–	$1,469,754	$–	$1,469,754
Total Other Investments	$–	$1,469,754	$–	$1,469,754
Total	$259,944,130	$1,469,754	$–	$261,413,884

*	Foreign currency forward contract is valued at unrealized appreciation/(depreciation)

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of December 31, 2024, $1,611,772,114 was fair valued utilizing NAV as a practical expedient.

During the nine months ended December 31, 2024, the Fund had a transfer of assets into Level 3 of the fair value hierarchy. The transfer into Level 3 reflects that the Private Equity Investment no longer meets the criteria to be valued using NAV as a practical expedient. The Fund records all transfers at the beginning of each reporting period.

The following table summarizes Level 3 activity during the nine months ended December 31, 2024.

Beginning Balance as of April 1, 2024	Transfers In To Level 3	Sales	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/(Depreciation)	Balance as of December 31, 2024
$–	$8,486,000	$(6,796,010)	$2,487,193	$(1,689,990)	$–